                                                                    DELAWARE(TM)
                                                                    INVESTMENTS
                                                                    ------------

2000 SEMI-ANNUAL SHAREHOLDER REPORT
-----------------------------------
- Delaware American Services Fund
- Delaware Large Cap Growth Fund
- Delaware Research Fund

February 11, 2000

Dear Shareholder:

We are pleased to present the 2000 semi-annual report for the newest additions to Delaware Investments' fleet of domestic funds -- Delaware American Services Fund, Delaware Large Cap Growth Fund and Delaware Research Fund. The inception date for each Fund was December 28, 1999.

Recap of events--The U.S. stock market provided strong returns for most of 1999, exceeding consensus expectations. In addition, a healthy U.S. economy helped support global economic recovery, especially in emerging markets regions such as Asia and Latin America.

The Dow Jones Industrial Average and the NASDAQ Composite equity indexes both finished 1999 at record highs. The market's success, however, was driven by a select group of stocks - mostly very large, successful growth companies (Source:
Bloomberg).

The strength of the stock market during the year did, however, heighten inflationary concerns. The Federal Reserve Board responded by raising interest rates four times since June 1999. As of this writing, the Federal Funds target rate on overnight loans between banks stands at 5.75%, the lending rate's highest level in more than four years. The Federal Reserve's actions have been directed at slowing the economy and pre-empting inflation before it takes root. As of January 31, 2000, the economy had completed a record 107th month of expansion (Source: Bloomberg).

Delaware American Services Fund seeks to provide long-term capital growth. We invest primarily in stocks of U.S. companies in the financial services, business services, and consumer services sectors. Depending on our evaluation of market conditions and investment opportunities, the Fund may focus more or less on any of these sectors. The Fund may also invest in securities of companies in other service sectors.

The Fund employs a bottom-up stock selection approach to find companies we believe to be the leading companies in each of these sectors. We evaluate a stock's characteristics as well as the individual company's management capabilities and financial strength. The Fund invests in stocks of any size or market capitalization, including securities of emerging or other growth-oriented companies.

Currently, we see opportunities in several sectors, including technology, financial, media and publishing and telecommunications, to name a few.

Delaware Large Cap Growth Fund seeks to provide long-term capital growth. The Fund invests primarily in common stocks of companies that we believe have the potential for high earnings growth. We select stocks through a bottom-up approach that focuses on a company's historic or projected earnings growth rate, price-to-earnings ratio and cash flows. Once we identify companies with the desired characteristics, we evaluate the company's management, its strength within its industry and various financial and economic factors. Our holdings currently include technology, electronics and electrical equipment and telecommunications companies.

Delaware Research Fund seeks to provide long-term capital growth. The Fund invests primarily in equity securities, without any limit on the size of the companies issuing them. Generally, the Fund will hold only 20 to 30 different stocks. The Fund will be less diversified than other funds, but is designed to capitalize on what we believe are the best stock opportunities.

The Fund may purchase any stock that is held by another Delaware Investments fund. Once we determine the universe of stocks held by other funds, we rank those stocks using quantitative models that measure their value, growth and risk characteristics. Among those falling in the top 25 percent of the group, we apply a bottom-up analysis to choose what we consider to be the stocks with the greatest potential for long-term price appreciation. We may include both value and growth stocks in the Fund. We monitor the stocks held by other funds and confer with the managers of other funds as needed. The Fund will sell a stock and replace it with another if the stock is sold by all of the funds holding it or if it doesn't meet our criteria for some other reason.

Market Outlook--Looking ahead, we believe that the current economic environment of steady growth and low inflation provides fertile ground for long-term stock market growth. We believe that Delaware American Services Fund, Delaware Large Cap Growth Fund and Delaware Research Fund are positioned to benefit from such anticipated growth. In our view, these funds can be an effective addition to a well-diversified portfolio. With many opportunities ahead, we look forward to working with you to make the most of your investments. Thank you for the confidence you have shown in our new offerings.

Sincerely,

/s/ Wayne A. Stork
-------------------------
Wayne A. Stork
Chairman,
Delaware Investments Family of Funds


/s/ David K. Downes
------------------------
David K. Downes
President and Chief Executive Officer
Delaware Investments Family of Funds

This semi-annual report is for the information of Delaware American Services Fund, Delaware Large Cap Growth Fund and Delaware Research Fund shareholders. The current prospectus of each Fund sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest or send money. Summary investment results are documented in each Fund's current Statement of Additional Information.

 DELAWARE GROUP EQUITY FUNDS III
 DELAWARE AMERICAN SERVICES FUND
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
 (Unaudited)

                                                           Number        Market
                                                          of Shares      Value
                                                          ----------------------
 COMMON STOCK - 42.31%
 Banking, Finance & Insurance - 9.40%
 Citigroup                                                     500    $   27,781
 Donaldson, Lufkin & Jenrette                                1,100        53,213
 Providian Financial                                           600        54,638
 Schwab                                                      1,500        57,562
                                                                      ----------
                                                                         193,194
                                                                      ----------

 Business Services - 4.19%
*Luminant Worldwide                                          1,400        63,700
*NFO Worldwide                                               1,000        22,375
                                                                      ----------
                                                                          86,075
                                                                      ----------

 Cable, Media & Publishing - 8.16%
*Adelphia Communications                                       800        52,500
*CBS                                                           800        51,150
*OPENTV                                                        800        64,200
                                                                      ----------
                                                                         167,850
                                                                      ----------

 Computers & Technology - 9.73%
*BISYS Group                                                   400        26,100
*CGS Systems International                                   1,300        51,838
*Eplus                                                         500        17,750
*FISERV                                                      1,300        49,806
*S1                                                            700        54,687
                                                                      ----------
                                                                         200,181
                                                                      ----------

 Consumer Products - 2.77%
*Gemstar International Group Limited                           800        57,000
                                                                      ----------
                                                                          57,000
                                                                      ----------

 Telecommunications - 8.06%
*Adelphia Business Solutions                                 1,100        52,800
*Global Crossing Limited                                       800        40,000
*McLeod                                                        400        23,550
*Telecorp PCS                                                1,300        49,400
                                                                      ----------
                                                                         165,750
                                                                      ----------

 Total Common Stock (cost $830,651)                                      870,050
                                                                      ----------

 TOTAL MARKET VALUE OF SECURITIES - 42.31%                            $  870,050
 (cost $830,651)
 RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 57.69%              1,186,262
                                                                      ----------
 NET ASSETS APPLICABLE TO 237,249 SHARES
 OUTSTANDING  - 100.00%                                               $2,056,312
                                                                      ==========

DELAWARE AMERICAN SERVICES FUND
STATEMENT OF NET ASSETS (Continued)

NET ASSET VALUE - DELAWARE AMERICAN SERVICES FUND A CLASS
($16,942/1,954 shares)                                                    $     8.67
                                                                          ==========

NET ASSET VALUE - DELAWARE AMERICAN SERVICES FUND INSTITUTIONAL CLASS
($2,039,370/235,295 shares)                                               $     8.67
                                                                          ==========


COMPONENTS OF NET ASSETS AT DECEMBER 31, 1999:
Shares of beneficial interest (unlimited authorization - no par)          $2,016,913
Net unrealized appreciation of investments                                    39,399
                                                                          ----------
Total net assets                                                          $2,056,312
                                                                          ==========

* Non-Income producing security for the period ended December 31, 1999
-----------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
DELAWARE AMERICAN SERVICES  FUND
Net asset value A Class (A)                                               $     8.67
Sales charge (5.75% of offering price or 6.11% of the amount
invested per share) (B)                                                         0.53
                                                                          ----------
Offering price                                                            $     9.20
                                                                          ==========

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

 DELAWARE GROUP EQUITY FUNDS III
 DELAWARE LARGE CAP GROWTH FUND
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
 (Unaudited)

                                                              Number     Market
                                                            of Shares    Value
                                                           ---------------------

 COMMON STOCK - 13.13%
 Computers & Technology - 7.52%
*America Online                                                400      $ 30,175
*Cisco Systems                                                 200        21,425
*Juniper Networks                                              100        34,000
*Oracle                                                        200        22,413
*Yahoo                                                         100        43,269
                                                                      ----------
                                                                         151,282
                                                                      ----------

 Consumer Products - 1.09%
 Procter & Gamble                                              200        21,913
                                                                      ----------
                                                                          21,913
                                                                      ----------

 Electronics & Electrical Equipment - 1.54%
 General Electric                                              200        30,950
                                                                      ----------
                                                                          30,950
                                                                      ----------

 Energy - 0.93%
 Schlumberger                                                  300        16,875
 Transocean Sedco Forex                                         58         1,956
                                                                      ----------
                                                                          18,831
                                                                      ----------

 Retail - 1.03%
 Wal-Mart Stores                                               300        20,737
                                                                      ----------
                                                                          20,737
                                                                      ----------

 Telecommunications - 1.02%
*Sprint                                                        200        20,500
                                                                      ----------
                                                                          20,500
                                                                      ----------

 Total Common Stock (cost $259,177)                                      264,213
                                                                      ----------


 TOTAL MARKET VALUE OF SECURITIES - 13.13%
 (cost $259,177)                                                       $ 264,213
 RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 86.87%              1,747,340
                                                                      ----------

 NET ASSETS APPLICABLE TO 236,060 SHARES OUTSTANDING - 100.00%        $2,011,553
                                                                      ==========

 NET ASSET VALUE - DELAWARE LARGE CAP GROWTH FUND A CLASS
 ($6,520 / 765 shares)                                                    $ 8.52
                                                                      ==========

     DELAWARE LARGE CAP GROWTH FUND
     STATEMENT OF NET ASSETS (Continued)

     NET ASSET VALUE - DELAWARE LARGE CAP GROWTH FUND INSTITUTIONAL CLASS
     ($2,005,033 / 235,295 shares)                                                      $ 8.52
                                                                                    ==========

     COMPONENTS OF NET ASSETS AT DECEMBER 31, 1999:
     Shares of beneficial interest (unlimited authorization - no par)               $2,006,517
     Net unrealized appreciation of investments                                          5,036
                                                                                    ----------
     Total net assets                                                               $2,011,553
                                                                                    ==========

     * Non-income producing security for the period ended December 31, 1999.
     -------------------------------------------------------------------------

     NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     DELAWARE LARGE CAP GROWTH FUND
     Net asset value A Class (A)                                                    $     8.52
     Sales charge (5.75% of offering price or 6.10% of the amount
     invested per share) (B)                                                              0.52
                                                                                    ----------
     Offering price                                                                 $     9.04
                                                                                    ==========

     (A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
     (B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

 DELAWARE GROUP EQUITY FUNDS III
 DELAWARE RESEARCH FUND
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
 (Unaudited)

                                                              Number     Market
                                                            of Shares    Value
                                                           ---------------------
 COMMON STOCK - 99.64%
 Aerosapce & Defense - 5.16%
 United Technologies                                           1,600    $104,000
                                                                        --------
                                                                         104,000
                                                                        ========
 Automobiles & Auto Parts - 4.69%
 General Motors                                                1,300      94,494
                                                                        --------
                                                                          94,494
                                                                        ========

 Banking, Finance & Insurance - 14.84%
 Citigroup                                                     1,800     100,013
 Federal Home Loan                                             2,100      98,831
 Merrill Lynch & Company                                       1,200     100,200
                                                                        --------
                                                                         299,044
                                                                        ========

 Cable, Media & Publishing - 5.39%
 Time Warner                                                   1,500     108,656
                                                                        --------
                                                                         108,656
                                                                        ========

 Computers & Technology - 15.23%
*3Com                                                          2,100      98,700
*At Home-Series A                                              2,200      94,325
*VISIO                                                         2,400     114,000
                                                                        --------
                                                                         307,025
                                                                        ========

 Consumer Products - 4.86%
 Minnesota Mining & Manufacturing                              1,000      97,875
                                                                        --------
                                                                          97,875
                                                                        ========

 Electronics & Electrical Equipment - 10.42%
 Intel                                                         1,300     107,006
 Motorola                                                        700     103,075
                                                                        --------
                                                                         210,081
                                                                        ========

 Food, Beverage & Tobacco - 4.82%
 Sara Lee                                                      4,400      97,075
                                                                        --------
                                                                          97,075
                                                                        ========

 Healthcare & Phrmaceuticals - 13.96%
 American Home Products                                        2,500      98,594
 Pfizer                                                        2,900      94,069
 Schering-Plough                                               2,100      88,594
                                                                        --------
                                                                         281,257
                                                                        ========

 DELAWARE RESEARCH FUND
 STATEMENT OF NET ASSETS (Continued)

                                                             Number     Market
                                                            of Shares    Value
                                                           ---------------------

 Paper & Forest Products - 5.23%
 Temple-Inland                                                 1,600  $  105,500
                                                                      ----------
                                                                         105,500
                                                                      ==========

 Retail - 5.37%
 Circuit City Stores                                           2,400     108,150
                                                                      ----------
                                                                         108,150
                                                                      ==========

 Telecommunications - 9.67%
 AT&T                                                          1,800      91,350
*MCI Worldcom                                                  1,900     103,471
                                                                      ----------
                                                                         194,821
                                                                      ----------

 Total Common Stock (cost $1,993,329                                   2,007,978
                                                                      ----------

 TOTAL MARKET VALUE OF SECURITIES - 99.44%
 (cost $1,993,229)                                                    $2,007,978
 RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.36%                   7,288
                                                                      ----------

 NET ASSETS APPLICABLE TO 235,355 SHARES
 OUTSTANDING - 100.00%                                                $2,015,266
                                                                      ==========

 NET ASSET VALUE - DELAWARE RESEARCH FUND A CLASS
 ($510/60 shares)                                                     $     8.56
                                                                      ==========

 NET ASSET VALUE - DELAWARE RESEARCH FUND INSTITUTIONAL CLASS
 ($2,014,756/235,295 shares)                                          $     8.56
                                                                      ==========

 COMPONENTS OF NET ASSETS AT DECEMBER 31, 1999:
 Shares of beneficial interest (unlimited authorization
   - no par)                                                          $2,000,517
 Net unrealized appreciation of investments                               14,749
                                                                      ----------
 Total net assets                                                     $2,015,266
                                                                      ==========

 *Non-income producing security for the period ended
  December 31, 1999.
 --------------------------------------------------------------
 NET ASSET VALUE AND OFFERING PRICE PER SHARE -
 DELAWARE  RESEARCH FUND
 Net asset value A Class (A)                                          $     8.56
 Sales charge (5.75% of offering price of 6.07% of the amount
 invested per share) (B)                                                    0.52
                                                                      ----------
 Offering price                                                       $     9.08
                                                                      ==========

(A) Net asset value per share as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

Statements of Assets and Liabilities
December 31, 1999
(Unaudited)

                                                        Delaware           Delaware
                                                        American           Large Cap           Delaware
                                                        Services            Growth             Research
                                                          Fund               Fund                Fund
                                                       ----------         ----------          ----------
ASSETS:
Investments at market                                  $  870,050         $  264,213          $2,007,978
Cash                                                    2,006,430          2,006,517           2,000,017
Other assets                                               10,483                  -                 500
                                                       ----------         ----------          ----------
Total assets                                            2,886,963          2,270,730           4,008,495
                                                       ----------         ----------          ----------

LIABILITIES:
Payable for securities purchased                          830,651            259,177           1,993,229
                                                       ----------         ----------          ----------
Total liabilities                                         830,651            259,177           1,993,229
                                                       ----------         ----------          ----------

TOTAL NET ASSETS                                       $2,056,312         $2,011,553          $2,015,266
                                                       ==========         ==========          ==========

Investments at cost                                    $  830,651          $ 259,177          $ 1,993,229
                                                       ==========         ==========          ==========

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS III
STATEMENTS OF OPERATIONS
(Unaudited)

                                                       Delaware            Delaware
                                                       American           Large Cap           Delaware
                                                       Services             Growth            Research
                                                         Fund                Fund               Fund
                                                       ---------          ----------          ---------
                                                       12/28/99*           12/28/99*          12/28/99*
                                                          To                  To                 To
                                                       12/31/99            12/31/99           12/31/99
                                                       ---------          ----------          ---------
Investment income:                                      $     -             $    -             $     -
                                                        -------             ------             -------
Expenses:                                                     -                  -                   -
                                                        -------             ------             -------
Net investment income                                         -                  -                   -
                                                        -------             ------             -------
Net realized and unrealized gain on investments:
Net change in unrealized appreciation
  of investments                                         39,399              5,036              14,749
                                                        -------             ------             -------
Net realized and unrealized gain on investments:         39,399              5,036              14,749
                                                        -------             ------             -------
Net increase in net assets resulting from operations    $39,399             $5,036             $14,749
                                                        =======             ======             =======

----------
*Date of commencement of operations.

                    See accompanying notes

DELAWARE GROUP EQUITY FUNDS III
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Delaware     Delaware
                                                                  American     Large Cap    Delaware
                                                                  Services     Growth       Research
                                                                    Fund        Fund          Fund
                                                                 ----------  -----------   ----------
                                                                  12/28/99*    12/28/99*    12/28/99*
                                                                     To           To          To
                                                                  12/31/99     12/31/99     12/31/99
                                                                 (Unaudited) (Unaudited)   (Unaudited)
                                                                 ----------  -----------   ----------
Increase in Net Assets from Operations:
Net change in unrealized appreciation of investments             $   39,399   $    5,036   $   14,749
                                                                 ----------   ----------   ----------
Net increase in net assets resulting from operations                 39,399        5,036       14,749
                                                                 ----------   ----------   ----------
Capital Share Transactions:
Proceeds from shares sold:
    A Class                                                          16,904        6,509          509
    Institutional Class                                           2,000,009    2,000,008    2,000,008
                                                                 ----------   ----------   ----------
                                                                  2,016,913    2,006,517    2,000,517

Increase in net assets derived from capital share transactions    2,016,913    2,006,517    2,000,517
                                                                 ----------   ----------   ----------

Net Increase in Net Assets                                        2,056,312    2,011,553    2,015,266
Net Assets:
Beginning of period                                                     --            --           --
                                                                 ----------   ----------   ----------
End of period                                                    $2,056,312   $2,011,553   $2,015,266
                                                                 ==========   ==========   ==========

----------
*Date of commencement of operations.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS III
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                         Delaware American Services Fund A Class
                                                         ---------------------------------------

                                                                     12/28/99(1)
                                                                         to
                                                                      12/31/99
                                                                    (Unaudited)
Net asset value, beginning of period                                   $8.500

Income from investment operations:
   Net investment income                                                0.000
   Net realized and unrealized gain on investments                      0.170
                                                                       ------
   Total from investment operations                                     0.170
                                                                       ------

Net asset value, end of period                                         $8.670
                                                                       ======

Total return(2)                                                         0.00%
Ratios and supplemental data:
    Net assets, end of period (000 omitted)                            $   17
    Ratio of expenses to average net assets                                 2
    Ratio of net investment income to average net assets                    2
    Portfolio turnover                                                     0%

----------
(1) Date of commencement of operations.
(2) The ratios of expenses and net investment income to average net assets and total return have been omitted as management believes that such ratios and return for this relatively short period are not meaningful.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS III
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                      Delaware American Services Fund Institutional Class
                                                      ---------------------------------------------------

                                                                           12/28/99(1)
                                                                               to
                                                                            12/31/99
                                                                          (Unaudited)
Net asset value, beginning of period                                         $8.500

Income from investment operations:
   Net investment income                                                      0.000
   Net realized and unrealized gain on investments                            0.170
                                                                             ------
   Total from investment operations                                           0.170
                                                                             ------

Net asset value, end of period                                               $8.670
                                                                             ======

Total return(2)                                                               0.00%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                  $2,039
    Ratio of expenses to average net assets                                       2
    Ratio of net investment income to average net assets                          2
    Portfolio turnover                                                            0%

----------
(1) Date of commencement of operations.
(2) The ratios of expenses and net investment income to average net assets and total return have been omitted as management believes that such ratios and return for this relatively short period are not meaningful.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS III
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                             Delaware Large Cap Growth Fund A Class
                                                             --------------------------------------

                                                                          12/28/99(1)
                                                                              to
                                                                           12/31/99
                                                                          (Unaudited)
Net asset value, beginning of period                                         $8.500

Income from investment operations:
   Net investment income                                                      0.000
   Net realized and unrealized gain on investments                            0.020
                                                                             ------
   Total from investment operations                                           0.020
                                                                             ------

Net asset value, end of period                                               $8.520
                                                                             ======

Total return(2)                                                               0.00%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                  $   7
    Ratio of expenses to average net assets                                      2
    Ratio of net investment income to average net assets                         2
    Portfolio turnover                                                          0%

----------
(1) Date of commencement of operations.
(2) The ratios of expenses and net investment income to average net assets and total return have been omitted as management believes that such ratios and return for this relatively short period are not meaningful.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS III
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                         Delaware Large Cap Growth Fund Institutional Class
                                                         --------------------------------------------------
                                                                             12/28/99(1)
                                                                                 to
                                                                              12/31/99
                                                                             (Unaudited)
Net asset value, beginning of period                                           $8.500

Income from investment operations:
   Net investment income                                                        0.000
   Net realized and unrealized gain on investments                              0.020
                                                                               ------
   Total from investment operations                                             0.020
                                                                               ------

Net asset value, end of period                                                 $8.520
                                                                               ======

Total return(2)                                                                 0.00%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                    $2,005
    Ratio of expenses to average net assets                                         2
    Ratio of net investment income to average net assets                            2
    Portfolio turnover                                                              0%

----------
(1) Date of commencement of operations.
(2) The ratios of expenses and net investment income to average net assets and total return have been omitted as management believes that such ratios and return for this relatively short period are not meaningful.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS III
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                 Delaware Research Fund A Class
                                                                 ------------------------------

                                                                        12/28/99(1)
                                                                            to
                                                                         12/31/99
                                                                        (Unaudited)
Net asset value, beginning of period                                      $8.500

Income from investment operations:
   Net investment income                                                       -
   Net realized and unrealized gain on investments                         0.060
                                                                          ------
   Total from investment operations                                        0.060
                                                                          ------

Net asset value, end of period                                            $8.560
                                                                          ======

Total return(2)                                                            0.00%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                  $ 1
    Ratio of expenses to average net assets                                    2
    Ratio of net investment income to average net assets                       2
    Portfolio turnover                                                        0%

----------
(1) Date of commencement of operations.
(2) The ratios of expenses and net investment income to average net assets and total return have been omitted as management believes that such ratios and return for this relatively short period are not meaningful.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS III
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                          Delaware Research Fund Institutional Class
                                                          ------------------------------------------

                                                                          12/28/99(1)
                                                                              to
                                                                           12/31/99
                                                                         (Unaudited)
Net asset value, beginning of period                                        $8.500

Income from investment operations:
   Net investment income                                                     0.000
   Net realized and unrealized gain on investments                           0.060
                                                                            ------
   Total from investment operations                                          0.060
                                                                            ------

Net asset value, end of period                                              $8.560
                                                                            ======

Total return(2)                                                              0.00%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                 $2,015
    Ratio of expenses to average net assets                                      2
    Ratio of net investment income to average net assets                         2
    Portfolio turnover                                                          0%

----------
(1) Date of commencement of operations.
(2) The ratios of expenses and net investment income to average net assets and total return have been omitted as management believes that such ratios and return for this relatively short period are not meaningful.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS III
Notes to Financial Statements
December 31, 1999
(Unaudited)

Delaware Group Equity Funds III (the Company) is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Company is organized as a Delaware Business Trust and offers five series: the Delaware American Services Fund, the Delaware Large Cap Growth Fund, the Delaware Research Fund, the Delaware Technology and Innovation Fund and the Delaware Trend Fund. These financial statements and related notes pertain to the Delaware American Services Fund, the Delaware Large Cap Growth Fund and the Delaware Research Fund (each referred to as a Fund or collectively as the "Funds"). Each Fund offers four classes of shares. The A Class carries a front-end sales charge of 5.75%. The B Class carries a back-end deferred sales charge. The C Class carries a level load deferred sales charge and the Institutional Class has no sales charge. As of December 31, 1999, only the A and Institutional Classes commenced operations.

The Delaware American Services Fund seeks to provide long-term capital growth. The Fund invests primarily in stocks of U.S. companies in the financial services, business services, and consumer services sectors.

The Delaware Large Cap Growth Fund seeks to provide long-term capital growth. The Fund invests primarily in common stocks of companies that have a high potential for high earnings growth.

The Delaware Research Fund seeks to provide long-term capital growth. The Fund invests primarily in equity securities, without any limit on size or capitalization of the companies issuing them.

1. Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation- All equity securities are valued at the last quoted sales price as of the close of the NYSE on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Trustees.

Federal Income Taxes- Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders.

Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Funds custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Fund declares and pays dividends from net investment income and capital gains, if any, annually.

For the period ended December 31, 1999, the Funds did not incur or accrue any expenses or income.

2. Investment Management and Other Transactions with Affiliates

In accordance with the terms of the Investment Management Agreement, the Funds pay Delaware Management Company ("DMC"), the Investment Manager of the Funds, an annual fee which is calculated on the daily net assets of each Fund as follows:

                 Delaware American Services Fund
                 -------------------------------
On the first $500 million...............................0.75%
On the next $500 million................................0.70%
On the next $1.5 billion................................0.65%
Over $2.5 billion.......................................0.60%

                 Delaware Large Cap Growth Fund
                 ------------------------------
On the first  $500 million..............................1.00%
On the next $500 million................................0.95%
On the next $1.5 billion................................0.90%
Over $2.5 billion.......................................0.85%

                     Delaware Research Fund
                     ----------------------
On the first $500 million...............................0.65%
On the next $500 million................................0.60%
On the next $1.5 billion................................0.55%
Over $2.5 billion.......................................0.50%

DMC has elected to waive that portion, if any, of the management fee and reimburse each Fund to the extent that annual operating expenses, exclusive of taxes, interest, distribution fees, brokerage commissions and extraordinary expenses, exceed 0.75% of average daily net assets of each Fund through August 31, 2001.

The Funds have engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to the Distribution Agreement, each Fund pays Delaware Distributors, L.P. ("DDLP"), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily assets of the A Class and 1.00% of the average daily net assets of the B and C Classes.

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Funds. These officers, trustees and employees are paid no compensation by the Funds.

3. Investments

For the period ended December 31, 1999, the Funds made purchases of investment securities other than U.S. government securities and temporary cash investments as follows:

                                                        Purchases
                                                        ---------
Delaware American
Services Fund                                          $  830,651
Delaware Large Cap
Growth Fund                                               259,177
Delaware Research
Fund                                                    1,993,229

The Funds made no sales during the period ended December 31, 1999.

At December 31, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                    Aggregate        Aggregate         Aggregate        Net
                                    Cost of          Unrealized        Unrealized       Unrealized
                                    Investments      Appreciation      Depreciation     Appreciation
                                    -----------      ------------      ------------     ------------
Delaware American
Services Fund                       $  830,651         $40,446          $ (1,047)         $39,399
Delaware Large Cap
Growth Fund                            259,177           6,993            (1,957)           5,036
Delaware Research
Fund                                 1,993,229          23,212            (8,463)          14,749

4. Capital Shares
Transactions in capital shares were as follows:

                                    Delaware         Delaware
                                    American         Large Cap         Delaware
                                    Services         Growth            Research
                                    Fund             Fund              Fund
                                    ----             ----              ----
                                    12/28/99*        12/28/99*         12/28/99*
                                       To               To                To
                                    12/31/99         12/31/99          12/31/99
                                    --------         --------          --------
Shares sold:
  A Class                              1,954              765                60
  Institutional Class                235,295          235,295           235,295
                                     -------          -------           -------
                                     237,249          236,060           235,355
                                     -------          -------           -------

Net increase                         237,249          236,060           235,355
                                     =======          =======           =======

*Date of commencement of operations.